Consolidated Statements of Operations - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net Sales		$ 2,693,212
Cost of goods sold		1,906,320
Gross profit		$ 786,892
Operating expenses
Research and development
Selling, general and administrative expenses	$ 152,959	$ 2,021,134
Total Selling, general and administrative	152,959	2,021,134
Loss from operations	(152,959)	(1,234,242)
Other income (expense)
Interest (expense) income	50	(115,355)
Change in fair value of derivative liabilities	0	(112,342)
Total other income (expense)	50	(227,697)
Net loss	$ (152,909)	$ (1,461,939)	$ (25,772)	$ (26,611)
Net loss per common share - basic and diluted	$ 0.00	$ (0.03)
Weighted average common shares outstanding -basic and diluted	43,909,720	50,757,482
LightTouch Vein & Laser Inc
Condensed Financial Statements, Captions [Line Items]
Net Sales
Operating expenses
Selling, general and administrative expenses			$ 16,264	$ 16,672
Total Selling, general and administrative			16,264	16,672
Loss from operations			(16,264)	$ (16,672)
Other income (expense)
Other income			3,728
Interest expense - related party			(13,236)	$ (9,939)
Total other income (expense)			(9,508)	(9,939)
Net loss		$ (26,611)	$ (25,772)	$ (26,611)
Net loss per common share - basic and diluted			$ (0.06)	$ (0.06)
Weighted average common shares outstanding -basic and diluted			418,895	418,895